Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement of Stockholders' Equity
Dividends declared and paid, per share	$ 0	$ 0.675	$ 3